Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
9. Redeemable Convertible Preferred Stock
In June 2021, immediately prior to the completion of the Company’s IPO (Note 1), all outstanding shares of redeemable convertible preferred stock were automatically converted into 30,761,676 shares of common stock. Upon conversion into common stock, the carrying value of the redeemable convertible preferred stock of $260.5 million was reclassified to equity.
Series A Redeemable Convertible Preferred Stock
In June 2020, the Company issued 10,000,000 shares of its Series A redeemable convertible preferred stock at a price of $1.00 per share for gross cash proceeds of $10.0 million and issued 5,019,949 shares of its Series A redeemable convertible preferred stock upon the conversion of the outstanding convertible note and accrued interest.
In connection with the initial issuance of the shares of its Series A redeemable convertible preferred stock, the Company had an obligation to sell and the holders had the obligation to purchase the additional 30,000,000 shares of Series A redeemable convertible preferred stock at $1.00 per share upon the achievement of certain milestones as determined by the Board and approved by at least one of the investors, or upon the waiver of such milestones by the holders of at least 75% of the outstanding shares of Series A redeemable convertible preferred stock, in two equal tranches of $15.0 million each. The Company determined that the obligation to sell additional shares is a freestanding financing instrument and a liability. The Company estimated the fair value of the liability to be $3.3 million and recorded it as a reduction to redeemable convertible preferred stock and as a derivative redeemable convertible preferred stock tranche liability in its balance sheet at the issuance date.
In December 2020, the requisite holders waived the second tranche milestone event and the Company issued 15,000,000 shares of its Series A redeemable convertible preferred stock for gross cash proceeds of $15.0 million. The redeemable convertible preferred stock tranche liability related to the second tranche shares was remeasured to fair value of $29.1 million and reclassified to redeemable convertible preferred shares upon the settlement.
In connection with the issuance of Series A redeemable convertible preferred stock, in the year ended December 31, 2020, the Company incurred issuance costs of $0.2 million. As of December 31, 2020, the redeemable convertible preferred stock tranche liability related to the third tranche shares was remeasured at fair value of $29.1 million and continued to be reported in current liabilities.
The Company settled the third tranche in February 2021 and issued 15,000,000 shares of its Series A redeemable convertible preferred stock for gross cash proceeds of $15.0 million. The Company recognized a total of $54.8 million as other loss in the statements of operations and comprehensive loss related to the changes in the fair value of the redeemable convertible preferred stock tranche liabilities during the year ended December 31, 2020.
Prior to the closing of the third tranche of the Series A preferred stock financing in February 2021, the remaining tranche liability was remeasured at a fair value of $39.4 million. The Company recognized a loss of $10.3 million in the statements of operations and comprehensive loss related to the change in the fair value of the redeemable convertible preferred stock tranche liability during the year ended December 31, 2021.
In connection with the closing of the third tranche of Series A redeemable convertible preferred stock, the Company incurred issuance costs of $4.0 thousand during the year ended December 31, 2021.
Series B Redeemable Convertible Preferred Stock
In March 2021, the Company issued 29,792,487 shares of the Series B redeemable convertible preferred stock at $5.06 per share for gross cash proceeds of $150.7 million. The Company incurred issuance costs of $0.2 million.